Cover	Mar. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	001-41266
Entity Registrant Name	CEA INDUSTRIES INC.
Entity Central Index Key	0001482541
Entity Tax Identification Number	27-3911608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 00001 Par Value [Member]
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	CEAD
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	CEADW
Security Exchange Name	NASDAQ